Leases - Additional Information (Detail)	12 Months Ended
Dec. 31, 2014 Restaurants Lease
Leases [Abstract]
Restaurant properties to franchisees leased or subleased | Lease	5,409
Non restaurant properties to third parties under capital and operating leases	92
Minimum lease term for assets given on lease	10 years
Maximum lease term for assets given on lease	20 years
Number of restaurant buildings taken on lease	743
Minimum lease term for assets taken on lease	10 years
Maximum lease term for assets taken on lease	30 years